PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT

	COMPUTER AND OFFICE EQUIPMENT	LEASEHOLD IMPROVEMENTS	TOTAL
Net book amount as of January 1, 2023	598	116	714
Additions	196	8	204
Depreciation charge	(109)	(11)	(120)
Translation differences	6	1	7
As of June 30, 2023	691	114	805
Cost	1,230	230	1,460
Accumulated depreciation	(539)	(116)	(655)
Net book amount as of June 30, 2023	691	114	805

Net book amount as of January 1, 2022	433	136	569
Additions	242	—	242
Depreciation charge	(76)	(11)	(87)
Translation differences	(78)	(2)	(80)
As of June 30, 2022	521	123	644
Cost	854	213	1,067
Accumulated depreciation	(333)	(90)	(423)
Net book amount as of June 30, 2022	521	123	644
For the six months ended June 30, 2023 and 2022, cash paid for the acquisition of property and equipment was $204 and $242, respectively. For the six months ended June 30, 2023 and 2022, the Company expensed low value office equipment with a net book value of $78 and $91, respectively.
The following is the reconciliation of depreciation expense:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Depreciation expensed to general and administrative expenses	63	44	120	87